COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment
Schedule of payment for commitments

Year Ending December 31:	$
2024	622,701
2025	33,234
2026	2,562
2027	9
2028	17
Total	658,523

Solar power system
Schedule of payment for commitments

Year Ending December 31:	$
2024	29,715
2025	2,425
2026	346
Total	32,486